N-2	Oct. 23, 2026
Cover [Abstract]
Entity Central Index Key	0001495222
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 4 to the Registration Statement on Form N-2 (File Nos. 333-283109 and 811-22432) of Oxford Lane Capital Corp. (the “Registration Statement”) is being filed pursuant to Rule 462(d) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of filing exhibits to the Registration Statement. Accordingly, this Post-Effective Amendment No. 4 consists only of a facing page, this explanatory note and Part C of the Registration Statement on Form N-2 setting forth the exhibits to the Registration Statement. This Post-Effective Amendment No. 4 does not modify any other part of the Registration Statement. Pursuant to Rule 462(d) under the Securities Act, this Post-Effective Amendment No. 4 shall become effective immediately upon filing with the Securities and Exchange Commission. The contents of the Registration Statement are hereby incorporated by reference.
Document Type	POS EX
Entity Registrant Name	OXFORD LANE CAPITAL CORP.
Entity Address, Address Line One	8 Sound Shore Drive
Entity Address, Address Line Two	Suite 255
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(203)
Local Phone Number	983-5275
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	8 Sound Shore Drive
Entity Address, Address Line Two	Suite 255
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
Contact Personnel Name	Jonathan H. Cohen